Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2021
Registrant Name	dei_EntityRegistrantName	American Century Asset Allocation Portfolios, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0001293210
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 23, 2021
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2021
Prospectus Date	rr_ProspectusDate	Dec. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A